Retirement Benefit Plans - Movements in Defined Benefit Obligation and Fair Value of Plan Assets (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2020 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period		$ (1,103)		$ 42	$ 1,377
Current service cost		1,085		1,253	2,052
Interest expense/interest income		(10)		(5)	1
Amounts recognized in profit or loss		1,075		1,248	2,053
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)		(2,968)		(501)	(1,308)
Actuarial (gains) losses recognized from changes in demographic assumptions				(434)
Actuarial (gains) losses recognized from changes in financial assumptions		208			590
Actuarial (gains) losses recognized from experience adjustments		1,606		545	(475)
Amounts recognized in other comprehensive income		(1,154)	$ (38)	(390)	(1,193)
Contributions from employer		(1,555)		(1,727)	(1,964)
Benefits paid		0		0	0
Benefits paid directly by the Company		(244)		(276)	(263)
Acquired by business combinations (Note 14)	$ 32
Net defined benefit liability (asset) at end of period		(2,981)		(1,103)	42
Present value of funded defined benefit obligation [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period		35,502		39,536	41,197
Current service cost		1,085		1,253	2,052
Interest expense/interest income		171		190	298
Amounts recognized in profit or loss		1,256		1,443	2,350
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)		0		0	0
Actuarial (gains) losses recognized from changes in demographic assumptions				(434)
Actuarial (gains) losses recognized from changes in financial assumptions		208			590
Actuarial (gains) losses recognized from experience adjustments		1,606		545	(475)
Amounts recognized in other comprehensive income		1,814		111	115
Contributions from employer		0		0	0
Benefits paid		(4,729)		(5,312)	(3,919)
Benefits paid directly by the Company		(244)		(276)	(263)
Acquired by business combinations (Note 14)	56
Net defined benefit liability (asset) at end of period		33,599		35,502	39,536
Fair value of plan assets [Member]
Disclosure Of Defined Plan [line items]
Net defined benefit liability (asset) at beginning of period		(36,605)		39,494	39,820
Current service cost		0		0	0
Interest expense/interest income		181		195	297
Amounts recognized in profit or loss		181		195	297
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)		2,968		501	1,308
Actuarial (gains) losses recognized from changes in demographic assumptions				0
Actuarial (gains) losses recognized from changes in financial assumptions		0			0
Actuarial (gains) losses recognized from experience adjustments		0		0	0
Amounts recognized in other comprehensive income		2,968		501	1,308
Contributions from employer		1,555		1,727	1,964
Benefits paid		(4,729)		(5,312)	(3,919)
Benefits paid directly by the Company		0		0	0
Acquired by business combinations (Note 14)	$ 24
Net defined benefit liability (asset) at end of period		$ (36,580)		$ (36,605)	$ 39,494